Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders

8. Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted loss per share:

	Year Ended December 31,
	2021	2020
Net loss attributable to common stockholders	$(7,799,529)	$(8,338,807)

Basic and diluted weighted average common shares outstanding	5,861,730	949,544

Loss per share:
Basic and diluted	$(1.33)	$(8.78)

Basic loss per share is based upon the weighted average number of shares of common stock outstanding during the period. Diluted loss per share would include the effect of unvested restricted stock awards and the convertible preferred Stock; however, such items were not considered in the calculation of the diluted weighted average common shares outstanding since they would be anti-dilutive.

Potentially dilutive securities excluded from the calculation of diluted shares outstanding are shown below:

	Year Ended December 31,	Year ended December 31,
	2021	2020
Unvested restricted shares	3,123,931	10,652,680
Common shares issuable upon conversion of preferred stock	-	21,982,491
Total	3,123,931	32,635,171